Basis of Presentation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Payment Segment	Dec. 31, 2017 USD ($)
Loans [Abstract]
Number of past due payments on loans classified as nonperforming | Payment	3
Non-payment period of loans moved to non-accrual status	90 days
Allowance for Loan Losses [Abstract]
Loan-to-value ratio applicable to additional allowance	90.00%
Other Real Estate Owned [Abstract]
Other real estate owned	$ 1,700	$ 3,200
Dividend Restrictions [Abstract]
Statutory amount available for dividend payments with regulatory approval	$ 85,800
Benefit Plans [Abstract]
Age at which company provides access to Medicare Supplemental program for retirees	65 years
Segment Reporting [Abstract]
Number of reportable segment | Segment	1
Buildings [Member] | Minimum [Member]
Bank Premises and Equipment [Abstract]
Premises and equipment, useful life	20 years
Buildings [Member] | Maximum [Member]
Bank Premises and Equipment [Abstract]
Premises and equipment, useful life	40 years
Furniture and Equipment [Member] | Minimum [Member]
Bank Premises and Equipment [Abstract]
Premises and equipment, useful life	3 years
Furniture and Equipment [Member] | Maximum [Member]
Bank Premises and Equipment [Abstract]
Premises and equipment, useful life	7 years